Financial instruments and fair values (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Disclosure of foreign currencies
The following table presents the Company’s exposure to the Canadian dollar:

	2018 $	2017 $
Cash and cash equivalents	364	125
Accounts receivable and accrued interest receivable	24	28
Accounts payable and accrued liabilities	(1,677)	(1,657)
Net exposure	(1,289)	(1,504)

	Reporting date rate
	2018 $	2017 $
CA$ – US$	0.733	0.797